VARIABLE INTEREST ENTITY	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITY

4. VARIABLE INTEREST ENTITY

Prior to the dissolution of the Company’s VIE structure in September 2021, iASPEC was a variable interest entity of the Company and the Company was the primary beneficiary of iASPEC. iASPEC’s assets, liabilities and financial results were consolidated into the Company’s financial statements. From September 2021 to June 7, 2022, iASPEC was a wholly-owned subsidiary of the Company. Accordingly, the assets and liabilities and revenues and expenses of iASPEC have been included in the accompanying consolidated financial statements up to June 7, 2022.

In June 2021, iASPEC, through its subsidiary Biznest, acquired TNM. In addition, Biznest formed Shenzhen Taoping Education Technology Co., Ltd. and Wuhu Taoping Education Technology Co., Ltd. in 2021 where iASPEC indirectly owned 51% equity interests of each entity. As indirect wholly owned or majority owned subsidiaries of iASPEC, the financial results of TNM, Shenzhen Taoping Education Technology Co., Ltd. and Wuhu Taoping Education Technology Co., Ltd. have been consolidated into the Company’s financial statements.

Prior to the dissolution of the VIE structure, government licenses, permits and certificates represented substantially all of the unrecognized revenue-producing assets held by iASPEC, the VIE, and its subsidiaries; recognized revenue-producing assets held by iASPEC and its subsidiaries consisted of property, equipment and software.

On September 18, 2021, the Company and the Company’s wholly owned subsidiary, IST entered into an equity transfer agreement with Mr. Jianghuai Lin, the sole shareholder of iASPEC. Upon closing of the equity transfer, the Company’s then existing variable interest entity structure was dissolved and iASPEC became a wholly owned indirect subsidiary of the Company. As a result, all assets and liabilities of iASPEC were incorporated into the Company’s balance sheet since December 31, 2021.

On June 7, 2022, the Company transferred 100% equity interests of iASPEC, excluding its subsidiaries, to an unrelated third party for nil consideration. The disposition resulted in a total recorded income of approximately $3.0 million for the Company for the year ended December 31, 2022. Upon the disposition, iASPEC, excluding its subsidiaries, was no longer part of TAOP. As such, the Company’s consolidated financial statements for the year ended December 31, 2022 only included the financial results of iASPEC for the period from January 1 through June 7, 2022.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS